Deferred tax - Movements in net deferred tax asset (Details) - GBP (£)		1 Months Ended	12 Months Ended
	Jul. 01, 2021	Apr. 30, 2023	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	£ 35,546,000		£ (27,025,000)	£ (26,550,000)
Expensed/(credited) to statement of profit or loss (note 10)			64,019,000	1,426,000	£ 8,112,000
(Credited)/expensed to other comprehensive income (note 10)			(1,448,000)	(1,901,000)	(634,000)
Net deferred tax asset at end of year			35,546,000	(27,025,000)	(26,550,000)
US
Movements in net deferred tax asset
Net deferred tax asset at beginning of year			(58,362,000)	(58,415,000)
Expensed/(credited) to statement of profit or loss (note 10)			61,757,000	475,000	2,676,000
(Credited)/expensed to other comprehensive income (note 10)			£ (3,395,000)	(422,000)	2,208,000
Net deferred tax asset at end of year				£ (58,362,000)	£ (58,415,000)
Corporate tax rate			21.00%	21.00%	21.00%
Unrecognised deferred tax assets			£ 97,187,000	£ 21,301,000
US | Forecast
Movements in net deferred tax asset
Corporate tax rate	28.00%
US | Foreign tax credits
Movements in net deferred tax asset
Net deferred tax asset at beginning of year			(27,815,000)	(30,288,000)
Expensed/(credited) to statement of profit or loss (note 10)			31,779,000	2,793,000
(Credited)/expensed to other comprehensive income (note 10)			(3,964,000)	(320,000)
Net deferred tax asset at end of year				(27,815,000)	£ (30,288,000)
Unrecognised deferred tax assets			56,275,000
US | Net operating losses
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	£ (3,359,000)		(9,537,000)
Expensed/(credited) to statement of profit or loss (note 10)			6,328,000	(10,804,000)
(Credited)/expensed to other comprehensive income (note 10)			(150,000)	1,267,000
Net deferred tax asset at end of year			(3,359,000)	(9,537,000)
Unrecognised deferred tax assets			23,956,000
US | Unrealized foreign exchange and derivative movements
Movements in net deferred tax asset
Net deferred tax asset at beginning of year			(2,296,000)	(486,000)
Expensed/(credited) to statement of profit or loss (note 10)			1,577,000	(441,000)
(Credited)/expensed to other comprehensive income (note 10)			719,000	(1,369,000)
Net deferred tax asset at end of year				(2,296,000)	(486,000)
Unrecognised deferred tax assets			1,674,000
US | Intangible assets
Movements in net deferred tax asset
Net deferred tax asset at beginning of year			(9,070,000)	(15,058,000)
Expensed/(credited) to statement of profit or loss (note 10)			9,070,000	5,988,000
Net deferred tax asset at end of year				(9,070,000)	(15,058,000)
Unrecognised deferred tax assets			4,865,000
US | Deferred revenue
Movements in net deferred tax asset
Net deferred tax asset at beginning of year			(5,831,000)	(7,748,000)
Expensed/(credited) to statement of profit or loss (note 10)			5,831,000	1,917,000
Net deferred tax asset at end of year				(5,831,000)	(7,748,000)
Unrecognised deferred tax assets			3,913,000
US | Property, plant and equipment
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	3,359,000		3,118,000	3,732,000
Expensed/(credited) to statement of profit or loss (note 10)			241,000	(614,000)
Net deferred tax asset at end of year			3,359,000	3,118,000	3,732,000
US | Other
Movements in net deferred tax asset
Net deferred tax asset at beginning of year			(6,931,000)	(8,567,000)
Expensed/(credited) to statement of profit or loss (note 10)			6,931,000	1,636,000
Net deferred tax asset at end of year				(6,931,000)	(8,567,000)
Unrecognised deferred tax assets			6,504,000
UK
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	35,546,000		31,337,000	31,865,000
Expensed/(credited) to statement of profit or loss (note 10)			2,262,000	951,000	5,436,000
(Credited)/expensed to other comprehensive income (note 10)			1,947,000	(1,479,000)	(2,842,000)
Net deferred tax asset at end of year			£ 35,546,000	31,337,000	31,865,000
Corporate tax rate		25.00%	19.00%
Non-cash deferred tax charge			£ 11,224,000	3,915,000
Unrecognised deferred tax assets			0	0
UK | Accelerated tax depreciation
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	609,000		608,000	706,000
Expensed/(credited) to statement of profit or loss (note 10)			1,000	(98,000)
Net deferred tax asset at end of year			609,000	608,000	706,000
UK | Non qualifying property
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	17,482,000		13,290,000	11,895,000
Expensed/(credited) to statement of profit or loss (note 10)			4,192,000	1,395,000
Net deferred tax asset at end of year			17,482,000	13,290,000	11,895,000
UK | Property fair value adjustment
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	17,442,000		13,735,000	12,718,000
Expensed/(credited) to statement of profit or loss (note 10)			3,707,000	1,017,000
Net deferred tax asset at end of year			17,442,000	13,735,000	12,718,000
UK | Net operating losses
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	(12,180,000)
Expensed/(credited) to statement of profit or loss (note 10)			(12,180,000)
Net deferred tax asset at end of year			(12,180,000)
UK | Intangible assets
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	15,000,000		9,881,000	9,322,000
Expensed/(credited) to statement of profit or loss (note 10)			5,119,000	559,000
Net deferred tax asset at end of year			15,000,000	9,881,000	9,322,000
UK | Other
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	(2,807,000)		(6,177,000)	(2,776,000)
Expensed/(credited) to statement of profit or loss (note 10)			1,423,000	(1,922,000)
(Credited)/expensed to other comprehensive income (note 10)			1,947,000	(1,479,000)
Net deferred tax asset at end of year			(2,807,000)	£ (6,177,000)	£ (2,776,000)
UK | Due after 1 year
Movements in net deferred tax asset
Net deferred tax asset at beginning of year	£ 35,546,000
Net deferred tax asset at end of year			£ 35,546,000